Related Party Transactions (Details 7) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Purchases from NagraStar	$ 3,000,000	$ 3,000,000	$ 8,000,000	$ 7,000,000	$ 10,000,000	$ 11,000,000	$ 2,000,000
NagraStar
Related Party Transactions
Purchases from NagraStar	20,914,000	22,563,000	60,964,000	69,129,000	91,712,000	72,549,000	77,705,000
Amounts payable to NagraStar	13,924,000		13,924,000		20,954,000
Commitments to NagraStar	$ 7,749,000		$ 7,749,000		$ 2,463,000